REVENUE INFORMATION - Contract assets and contract liabilities (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
REVENUE INFORMATION
Contract assets	¥ 36,307,474	$ 5,564,364	¥ 25,249,719	¥ 18,036,555
Contract liabilities	¥ 95,992,689	$ 14,711,523	¥ 111,953,381	¥ 98,417,522	¥ 74,361,332